STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details)		12 Months Ended
		Dec. 31, 2021 EquityInstruments a $ / shares		Dec. 31, 2020 EquityInstruments a $ / shares
Executive Deferred Stapled Unit Plan
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | EquityInstruments		128,000	[1]	145,000
New grants — RSUs and PSUs | EquityInstruments	[2]	51,000		54,000
Forfeited, Number | EquityInstruments		0		(7,000)
Outstanding, Number, ending balance | EquityInstruments	[1]	128,000		128,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $ / shares		$ 59.83	[1]	$ 55.93
New grants — RSUs and PSUs , Weighted Average Grant Date Fair Value | $ / shares	[2]	78.91		67.09
Forfeited, Weighted Average Grant Date Fair Value | $ / shares		0		73.64
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $ / shares	[1]	$ 67.19		$ 59.83
Executive Deferred Stapled Unit Plan | Cash settlement
Executive Deferred Stapled Unit Plan
Settled, Number | EquityInstruments		(24,000)		(33,000)
Settled, Weighted Average Grant Date Fair Value | $ / shares		$ 59.38		$ 55.70
Executive Deferred Stapled Unit Plan | Settled in shares stapled units
Executive Deferred Stapled Unit Plan
Settled, Number | EquityInstruments		(27,000)		(31,000)
Settled, Weighted Average Grant Date Fair Value | $ / shares		$ 59.38		$ 55.70
Performance based units
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | a		54,600
New grants — RSUs and PSUs | a		25,000.0		26,500
Outstanding, Number, ending balance | a		78,100		54,600
Restricted based units
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | a		73,700
New grants — RSUs and PSUs | a		18,700		22,100
Outstanding, Number, ending balance | a		50,200		73,700

[1]	Total restricted stapled units outstanding at December 31, 2021 include a total of 50.2 RSUs and 78.1 PSUs granted (2020 — 73.7 RSUs and 54.6 PSUs).
[2]	Includes 18.7 RSUs and 25.0 PSUs granted during the year ended December 31, 2021 (2020 — 22.1 RSUs and 26.5 PSUs).